Poplar Forest Partners Fund

Class A	PFPFX
Institutional Class	IPFPX

(the “Fund”)

Supplement dated April 13, 2025 to the Summary Prospectus dated April 13, 2025

Effective June 27, 2025, the mailing address to send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund will change.

The following mailing address for the Fund is in effect until June 27, 2025:

Regular Mail:
Poplar Forest Funds
[Name of Poplar Forest Fund]
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery:
Poplar Forest Funds
[Name of Poplar Forest Fund]
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 532021

Beginning on June 27, 2025, going forward please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Poplar Forest Funds
[Name of Poplar Forest Fund]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Poplar Forest Funds
[Name of Poplar Forest Fund]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Summary Prospectus for reference.